MINERAL PROPERTIES, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
MINERAL PROPERTIES, PLANT AND EQUIPMENT	MINERAL PROPERTIES, PLANT AND EQUIPMENT

	December 31, 2020
	Plant and equipment (1)	Construction in process	Mineral properties subject to depletion	Mineral properties not yet subject to depletion	Exploration and evaluation assets	Total
Cost
Balance, beginning of year	$663,368	$28,208	$539,378	$80,296	$127,141	$1,438,391
Alacer acquisition (note 4(a))	926,228	26,874	882,742	146,086	807,902	2,789,832
Additions	2,927	104,475	55,477	2,714	7,980	173,573
Disposals/removal of fully depreciated assets	(22,466)	(297)	(24,373)	—	—	(47,136)
Change in reclamation and closure cost provision	—	—	8,799	—	1,388	10,187
Transfers	105,226	(116,253)	14,593	(3,568)	2	—
Balance, end of year	1,675,283	43,007	1,476,616	225,528	944,413	4,364,847

Accumulated depletion and depreciation
Balance, beginning of year	(375,398)	—	(293,531)	—	—	(668,929)
Depletion and depreciation	(73,041)	—	(97,757)	—	—	(170,798)
Disposals/removal of fully depreciated assets	16,412	—	24,373	—	—	40,785
Balance, end of year	(432,027)	—	(366,915)	—	—	(798,942)
Carrying amount at December 31, 2020	$1,243,256	$43,007	$1,109,701	$225,528	$944,413	$3,565,905
9.MINERAL PROPERTIES, PLANT AND EQUIPMENT (continued)

	December 31, 2019
	Plant and equipment (1)	Construction in process	Mineral properties subject to depletion	Mineral properties not yet subject to depletion	Exploration and evaluation assets	Total
Cost
Balance, beginning of year	$577,023	$44,859	$463,548	$101,990	$91,228	$1,278,648
Additions	6,515	75,636	42,373	7,145	35,275	166,944
Disposals	(12,457)	—	(2,962)	—	(434)	(15,853)
Change in reclamation and closure cost provision	—	—	7,580	—	1,072	8,652
Transfers	92,287	(92,287)	28,839	(28,839)	—	—
Balance, end of year	663,368	28,208	539,378	80,296	127,141	1,438,391

Accumulated depreciation and depletion
Balance, beginning of year	(338,153)	—	(239,320)	—	—	(577,473)
Depreciation and depletion	(48,226)	—	(55,783)	—	—	(104,009)
Disposals	10,981	—	1,572	—	—	12,553
Balance, end of year	(375,398)	—	(293,531)	—	—	(668,929)
Carrying amount at December 31, 2019	$287,970	$28,208	$245,847	$80,296	$127,141	$769,462
(1)At December 31, 2020, plant and equipment includes right-of-use assets with a carrying amount of $121.6 million (2019 - $3.5 million) (note 16).